Consolidated Statements of Cash Flow (Parenthetical)	12 Months Ended
Dec. 31, 2013 Warrants
Consolidated Statements of Cash Flows [Abstract]
Number of common shares issued upon conversion warrants	1,954
Number of warrants converted into common shares	9,767
Number of common shares issued upon conversion warrants, one	30,121
Number of warrants converted into common shares, one	150,600